Share-Based Compensation (Tables) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Summary of Restricted Stock Activity

The following table summarizes the service-based stock activity and related information for the Omnibus Plan for 2016:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Term (in Years)

Unvested as of January 1, 2016	2,007,927	$33.94
Granted	59,315	26.14
Vested	(441,944)	22.77
Forfeited	(242,378)	41.49
Unvested at December 31, 2016	1,382,920	35.86	2.13

Summary of Performance Activity

The following table summarizes the performance-based stock activity and related information for the Omnibus Plan for 2016:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Term (in Years)

Unvested as of January 1, 2016	581,113	$25.79
Vested	(164,673)	25.10
Forfeited	(8,492)	31.62
Unvested at December 31, 2016	407,948	25.94	1.71